Subsequent Events - amen (Details) - TEMPO AUTOMATION INC - USD ($) $ in Thousands	Nov. 22, 2022	Oct. 31, 2021	Jun. 23, 2021
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 150,000	$ 50
Subsequent event [Member] | First Amended and Restated Loan And Security Agreement
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 20,000